Significant Shareholdings and Related Party Transactions	12 Months Ended
Jun. 30, 2020
Related Party [Abstract]
Significant Shareholdings and Related Party Transactions
Significant Shareholdings and Related Party Transactions
Significant shareholdings
At 30 June 2020, the Group held 100% of the share capital of the following entities:

Subsidiary	Country of Incorporation	Class of Shares Held	Percentage of Shares Held	Principal Activity
Endava (UK) Limited	United Kingdom	Ordinary	100%	Provision of IT services
Endava (Managed Services) Limited	United Kingdom	Ordinary	100%	Provision of IT services
ICS Endava SRL	Moldova	Ordinary	100%	Provision of IT services
Endava Romania SRL	Romania	Ordinary	100%	Provision of IT services
Endava (Ireland) Limited	Ireland	Ordinary	100%	Provision of IT services
Endava GmbH	Germany	Ordinary	100%	Provision of IT services
Endava DOOEL Skopje	North Macedonia	Ordinary	100%	Provision of IT services
Endava Inc.	United States	Ordinary	100%	Provision of IT services
Endava d.o.o. Beograd	Serbia	Ordinary	100%	Provision of IT Services
Endava Holding B.V.	The Netherlands	Ordinary	100%	Holding Company
Endava B.V.	The Netherlands	Ordinary	100%	Provision of IT services
Endava EOOD	Bulgaria	Ordinary	100%	Provision of IT services
Endava S.A.S.	Colombia	Ordinary	100%	Provision of IT Services
Endava ApS	Denmark	Ordinary	100%	Provision of IT Services
Endava LLC	United States	Ordinary	100%	Provision of IT Services
Endava Holdings Inc	United States	Ordinary	100%	Holding Company
Endava Nearshore Ventures LLC	United States	Ordinary	100%	Provision of IT Services
Endava Vnz S.C.A.	Venezuela	Ordinary	100%	Provision of IT Services
Endava Argentina SRL	Argentina	Ordinary	100%	Provision of IT Services
Endava Colombia S.A.S.	Colombia	Ordinary	100%	Provision of IT Services
Endava Uruguay SRL	Uruguay	Ordinary	100%	Provision of IT Services
Intuitus Limited	United Kingdom	Ordinary	100%	Provision of IT services
Endava Singapore Pte. Ltd	Singapore	Ordinary	100%	Provision of IT Services
Endava Australia Pty Ltd	Australia	Ordinary	100%	Provision of IT Services
Endava Berlin GmbH	Germany	Ordinary	100%	Provision of IT Services
Exozet Neue Medienproduktion Wien GmbH	Austria	Ordinary	100%	Provision of IT Services
Endava Limited Guernsey Employee Benefit Trust	United Kingdom	Ordinary	100%	Employee Benefit Trust

Dormant Entities

Endava (Romania) Limited	UK	Ordinary	100%
Green Mango Software Services Ltd	UK	Ordinary	100%
Testing4Finance Ltd	UK	Ordinary	100%
Alpheus Limited	UK	Ordinary	100%

Related Party Transactions
At 30 June 2020, the executive officers and directors owned 13,168,074 ordinary shares, nominal value £0.02 per share (2019:13,452,077 ordinary shares, nominal value £0.02 per share) and held awards over a further 403,114 ordinary shares, nominal value £0.02 per share (2019: 389,607 ordinary shares, nominal value £0.02 per share).
Since April 2020, one of our directors, Sulina Connal, is employed by Google as Director of Product Partnerships for News, Web and Publishing for EMEA. In the ordinary course of its business, from time to time Endava enters into agreements for cloud service or other solutions provided by Google in connection with services provided by Endava to its clients. All transactions with Google were entered into on an arms-length basis. For the year ended June 30, 2020, the aggregate cost incurred by Endava to Google for such services was £0.2 million.
We have entered into a customer relationship with PaperRound HND Service Ltd., a company in which Mike Kinton, a member of our board of directors, holds a controlling interest and serves as a director. All transactions with PaperRound were entered into on an arms-length basis and in the ordinary course of business. We did not generate revenue from PaperRound in the fiscal year ended June 30, 2020.
Other than the transactions with executive officers and directors disclosed above, no other related party transactions have been identified.
Ultimate Parent
Endava plc is the ultimate parent entity of the Group and it is considered that there is no ultimate controlling party.